Note 22 - Employee Benefit Plan (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Defined Contribution Plan, Cost	$ 47,000	$ 73,000	$ 83,000